Leases - Components of lease cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost	$ 218,886	$ 219,308
Finance lease cost	62,453	69,133
Total lease cost	$ 281,339	$ 288,441
Operating leases, Weighted-average remaining lease term (in years)	5 years	6 years
Operating leases, Weighted-average discount rate	4.38%	7.50%
Operating leases, cash paid for amounts included in the measurement of operating lease liabilities	$ 218,886	$ 219,308